Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 611,000	$ 1,156,000
Deferred compensation	305,000	512,000
Alternative minimum tax credits	847,000	627,000
Nonaccrual loan interest	301,000	598,000
Deferred loan fees	112,000	153,000
Accrued vacation expense	86,000	134,000
Unrealized loss on securities available-for-sale	64,000	446,000
Accrued profit sharing	115,000	161,000
Loans fair value adjustments	781,000	709,000
Other	81,000	91,000
Net operating loss carryfoward	2,461,000	708,000
Total deferred tax assets	5,764,000	5,295,000
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526,000	849,000
Capitalized mortgage servicing rights	267,000	424,000
Prepaid expenses	264,000	75,000
Acquisition intangibles	1,803,000	2,679,000
Trust preferred fair value adjustment	116,000	200,000
Other	107,000	12,000
Total deferred tax liabilities	3,083,000	4,239,000
Net deferred tax assets (liabilities)	$ 2,681,000	$ 1,056,000